UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.7%):
350,526	AZL AGIC Growth Fund	$3,659,495
115,641	AZL NACM International Growth Fund	1,231,582
135,053	AZL NFJ International Value Fund	1,850,224
76,117	PIMCO PVIT CommodityRealReturn Strategy Portfolio	618,070
423,794	PIMCO PVIT Total Return Portfolio	4,916,009

Total Affiliated Investment Companies (Cost $11,903,628)		12,275,380

Total Investment Securities (Cost $11,903,628)(a)—99.7%		12,275,380
Net other assets (liabilities) — 0.3%		33,942

Net Assets — 100.0%		$12,309,322

Percentages indicated are based on net assets as of September 30, 2010.

(a)	Cost for federal income tax purposes is $12,035,921. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$239,459
Unrealized depreciation	—

Net unrealized appreciation/(depreciation)	$239,459

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
8,389,538	AZL Enhanced Bond Index Fund	$89,516,374
1,712,457	AZL International Index Fund	22,553,059
961,618	AZL Mid Cap Index Fund	13,722,292
5,990,307	AZL S&P 500 Index Fund, Class 2	46,844,199
860,260	AZL Small Cap Stock Index Fund	7,338,018

Total Affiliated Investment Companies (Cost $166,937,345)		179,973,942

Total Investment Securities (Cost $166,937,345)(a)—100.1%		179,973,942
Net other assets (liabilities) — (0.1)%		(132,099)

Net Assets — 100.0%		$179,841,843

Percentages indicated are based on net assets as of September 30, 2010.

(a)	Cost for federal income tax purposes is $166,959,430. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,014,512
Unrealized depreciation	—

Net unrealized appreciation/(depreciation)	$13,014,512

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
863,445	AZL AGIC Opportunity Fund	$10,162,751
2,319,885	AZL BlackRock Capital Appreciation Fund	28,186,603
965,247	AZL Columbia Mid Cap Value Fund	6,785,688
1,439,602	AZL Columbia Small Cap Value Fund	13,431,487
4,467,844	AZL Eaton Vance Large Cap Value Fund	33,464,149
2,229,453	AZL International Index Fund	29,361,898
2,637,982	AZL Invesco International Equity Fund	37,406,584
3,194,156	AZL JPMorgan U.S. Equity Fund	27,278,090
1,053,853	AZL MFS Investors Trust Fund	13,636,857
479,838	AZL Mid Cap Index Fund	6,847,294
1,829,808	AZL Morgan Stanley Global Real Estate Fund*	15,553,370
597,468	AZL Morgan Stanley Mid Cap Growth Fund*	7,659,536
1,611,240	AZL NFJ International Value Fund	22,073,987
2,062,528	AZL Russell 1000 Growth Fund*	20,254,027
3,513,067	AZL Russell 1000 Value Fund*	33,409,263
906,020	AZL Schroder Emerging Markets Equity Fund, Class 2	7,447,487
3,537,404	AZL Strategic Investments Trust*	12,734,653
826,256	AZL Turner Quantitative Small Cap Growth Fund*	7,064,489
1,413,534	AZL Van Kampen Growth and Income Fund	13,569,924
1,433,848	PIMCO PVIT CommodityRealReturn Strategy Portfolio	11,642,845
564,641	PIMCO PVIT Emerging Markets Bond Portfolio	7,876,739
1,698,214	PIMCO PVIT Global Bond Portfolio (Unhedged)	23,995,760
3,911,914	PIMCO PVIT High Yield Portfolio	30,160,859
2,247,080	PIMCO PVIT Real Return Portfolio	30,245,690
24,656,534	PIMCO PVIT Total Return Portfolio	286,015,794

Total Affiliated Investment Companies (Cost $665,600,980)		736,265,824

Total Investment Securities (Cost $665,600,980)(a)—100.1%		736,265,824
Net other assets (liabilities) — (0.1)%		(629,522)

Net Assets — 100.0%		$735,636,302

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $680,049,679. The gross unrealized (a) appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$63,858,015
Unrealized depreciation	(7,641,870)

Net unrealized appreciation/(depreciation)	$56,216,145

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.6%):
64,251	AZL AGIC Opportunity Fund	$756,236
192,300	AZL BlackRock Capital Appreciation Fund	2,336,451
106,902	AZL Columbia Mid Cap Value Fund	751,523
120,006	AZL Columbia Small Cap Value Fund	1,119,660
495,606	AZL Eaton Vance Large Cap Value Fund	3,712,087
184,919	AZL International Index Fund	2,435,380
113,446	AZL Invesco International Equity Fund	1,608,658
264,753	AZL JPMorgan U.S. Equity Fund	2,260,991
57,468	AZL MFS Investors Trust Fund	743,634
53,097	AZL Mid Cap Index Fund	757,699
96,511	AZL Morgan Stanley Global Real Estate Fund*	820,340
63,481	AZL Morgan Stanley Mid Cap Growth Fund*	813,828
57,529	AZL NFJ International Value Fund	788,144
156,218	AZL Russell 1000 Growth Fund*	1,534,064
314,785	AZL Russell 1000 Value Fund*	2,993,610
91,725	AZL Turner Quantitative Small Cap Growth Fund*	784,246
155,594	AZL Van Kampen Growth and Income Fund	1,493,700
150,951	PIMCO PVIT CommodityRealReturn Strategy Portfolio	1,225,725
57,527	PIMCO PVIT Emerging Markets Bond Portfolio	802,504
172,566	PIMCO PVIT Global Bond Portfolio (Unhedged)	2,438,357
507,046	PIMCO PVIT High Yield Portfolio	3,909,324
171,335	PIMCO PVIT Real Return Portfolio	2,306,164
3,512,359	PIMCO PVIT Total Return Portfolio	40,743,364

Total Affiliated Investment Companies (Cost $74,299,941)		77,135,689

Investment Company (0.5%):
418,764	Dreyfus Treasury Prime Cash Management, 0.00%(a)	418,764

Total Investment Company (Cost $418,764)		418,764

Total Investment Securities (Cost $74,718,705)(b)—100.1%		77,554,453
Net other assets (liabilities) — (0.1)%		(98,103)

Net Assets — 100.0%		$77,456,350

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $74,850,043. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,720,012
Unrealized depreciation	(15,602)

Net unrealized appreciation/(depreciation)	$2,704,410

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
10,777	AZL AGIC Opportunity Fund	$126,847
29,467	AZL BlackRock Capital Appreciation Fund	358,019
18,273	AZL Columbia Mid Cap Value Fund	128,458
20,350	AZL Columbia Small Cap Value Fund	189,862
4,999	AZL Dynamic Investments Trust*	555,732
44,890	AZL Eaton Vance Large Cap Value Fund	336,224
31,381	AZL International Index Fund	413,292
46,139	AZL Invesco International Equity Fund	654,246
35,258	AZL JPMorgan U.S. Equity Fund	301,106
9,959	AZL MFS Investors Trust Fund	128,870
3,051	AZL Mid Cap Index Fund	43,534
28,427	AZL Morgan Stanley Global Real Estate Fund*	241,630
11,229	AZL Morgan Stanley Mid Cap Growth Fund*	143,955
33,475	AZL NFJ International Value Fund	458,614
20,210	AZL Russell 1000 Growth Fund*	198,464
29,192	AZL Russell 1000 Value Fund*	277,614
17,169	AZL Schroder Emerging Markets Equity Fund, Class 2	141,125
7,824	AZL Turner Quantitative Small Cap Growth Fund*	66,896
17,557	AZL Van Kampen Growth and Income Fund	168,542
11,877	PIMCO PVIT CommodityRealReturn Strategy Portfolio	96,440

Total Affiliated Investment Companies (Cost $5,039,159)		5,029,470

Investment Company (0.0%):
606	Dreyfus Treasury Prime Cash Management, 0.00%(a)	606

Total Investment Company (Cost $606)		606

Total Investment Securities (Cost $5,039,765)(b)—100.0%		5,030,076
Net other assets (liabilities) — 0.0%		1,560

Net Assets — 100.0%		$5,031,636

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $5,039,904. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$107,275
Unrealized depreciation	(117,103)

Net unrealized appreciation/(depreciation)	$(9,828)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
1,282,376	AZL AGIC Opportunity Fund	$15,093,564
3,837,235	AZL BlackRock Capital Appreciation Fund	46,622,407
2,160,961	AZL Columbia Mid Cap Value Fund	15,191,556
2,405,431	AZL Columbia Small Cap Value Fund	22,442,669
6,932,357	AZL Eaton Vance Large Cap Value Fund	51,923,354
4,400,777	AZL International Index Fund	57,958,239
5,967,277	AZL Invesco International Equity Fund	84,615,994
5,290,711	AZL JPMorgan U.S. Equity Fund	45,182,669
1,736,804	AZL MFS Investors Trust Fund	22,474,247
528,117	AZL Mid Cap Index Fund	7,536,234
4,134,127	AZL Morgan Stanley Global Real Estate Fund*	35,140,082
1,359,930	AZL Morgan Stanley Mid Cap Growth Fund*	17,434,305
4,242,550	AZL NFJ International Value Fund	58,122,933
2,975,017	AZL Russell 1000 Growth Fund*	29,214,662
4,688,250	AZL Russell 1000 Value Fund*	44,585,261
3,080,817	AZL Schroder Emerging Markets Equity Fund, Class 2	25,324,312
5,960,686	AZL Strategic Investments Trust*	21,458,471
924,283	AZL Turner Quantitative Small Cap Growth Fund*	7,902,616
2,432,981	AZL Van Kampen Growth and Income Fund	23,356,619
2,160,064	PIMCO PVIT CommodityRealReturn Strategy Portfolio	17,539,718
638,048	PIMCO PVIT Emerging Markets Bond Portfolio	8,900,772
1,926,929	PIMCO PVIT Global Bond Portfolio (Unhedged)	27,227,510
2,213,023	PIMCO PVIT High Yield Portfolio	17,062,409
2,551,048	PIMCO PVIT Real Return Portfolio	34,337,110
7,169,651	PIMCO PVIT Total Return Portfolio	83,167,950

Total Affiliated Investment Companies (Cost $738,549,933)		819,815,663

Investment Company (0.0%):
121,039	Dreyfus Treasury Prime Cash Management, 0.00%(a)	121,039

Total Investment Company (Cost $121,039)		121,039

Total Investment Securities (Cost $738,670,972)(b)—100.1%		819,936,702
Net other assets (liabilities) — (0.1)%		(701,348)

Net Assets — 100.0%		$819,235,354

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $796,710,352. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,070,504
Unrealized depreciation	(12,844,154)

Net unrealized appreciation/(depreciation)	$23,226,350

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
2,153,273	AZL AGIC Opportunity Fund	$25,344,019
5,451,902	AZL BlackRock Capital Appreciation Fund	66,240,606
2,713,874	AZL Columbia Mid Cap Value Fund	19,078,533
4,042,941	AZL Columbia Small Cap Value Fund	37,720,641
11,760,568	AZL Eaton Vance Large Cap Value Fund	88,086,655
6,268,179	AZL International Index Fund	82,551,922
6,904,432	AZL Invesco International Equity Fund	97,904,839
7,508,263	AZL JPMorgan U.S. Equity Fund	64,120,562
1,988,616	AZL MFS Investors Trust Fund	25,732,696
898,371	AZL Mid Cap Index Fund	12,819,748
5,120,133	AZL Morgan Stanley Global Real Estate Fund*	43,521,130
1,672,218	AZL Morgan Stanley Mid Cap Growth Fund*	21,437,835
5,025,204	AZL NFJ International Value Fund	68,845,300
4,314,172	AZL Russell 1000 Growth Fund*	42,365,173
6,946,175	AZL Russell 1000 Value Fund*	66,058,123
2,547,266	AZL Schroder Emerging Markets Equity Fund, Class 2	20,938,525
7,599,266	AZL Strategic Investments Trust*	27,357,356
1,546,581	AZL Turner Quantitative Small Cap Growth Fund*	13,223,270
2,679,392	AZL Van Kampen Growth and Income Fund	25,722,162
2,675,068	PIMCO PVIT CommodityRealReturn Strategy Portfolio	21,721,549
1,046,996	PIMCO PVIT Emerging Markets Bond Portfolio	14,605,600
3,156,381	PIMCO PVIT Global Bond Portfolio (Unhedged)	44,599,667
5,463,420	PIMCO PVIT High Yield Portfolio	42,122,965
4,189,593	PIMCO PVIT Real Return Portfolio	56,391,918
28,897,081	PIMCO PVIT Total Return Portfolio	335,206,135

Total Affiliated Investment Companies (Cost $1,250,642,649)		1,363,716,929

Investment Company (0.0%):
373,192	Dreyfus Treasury Prime Cash Management, 0.00%(a)	373,192

Total Investment Company (Cost $373,192)		373,192

Total Investment Securities (Cost $1,251,015,841)(b)—100.0%		1,364,090,121
Net other assets (liabilities) — 0.0%		53,977

Net Assets — 100.0%		$1,364,144,098

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $1,290,923,988. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$87,477,300
Unrealized depreciation	(14,311,167)

Net unrealized appreciation/(depreciation)	$73,166,133

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.4%):
6,426,279	AZL Enhanced Bond Index Fund	$68,568,396
3,935,867	AZL International Index Fund	51,835,370
2,116,871	AZL Mid Cap Index Fund	30,207,756
13,819,373	AZL S&P 500 Index Fund, Class 2	108,067,495
1,764,314	AZL Small Cap Stock Index Fund	15,049,600

Total Affiliated Investment Companies (Cost $255,482,876)		273,728,617

Investment Company (0.2%):
699,365	Dreyfus Treasury Prime Cash Management, 0.00%(a)	699,365

Total Investment Company (Cost $699,365)		699,365

Total Investment Securities (Cost $256,182,241)(b)—99.6%		274,427,982
Net other assets (liabilities) — 0.4%		1,016,558

Net Assets — 100.0%		$275,444,540

Percentages indicated are based on net assets as of September 30, 2010.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $256,271,515. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation Unrealized depreciation	$18,156,467 —

Net unrealized appreciation/(depreciation)	$18,156,467

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Allianz Global Investors Select Fund, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.
3. Investment Valuation Summary
The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
* Level 1—quoted prices in active markets for identical assets
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-ended investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as a Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
The following is a summary of the valuation inputs used as of September 30, 2010 in valuing the Funds’ investments based upon three levels defined above:
AZL Allianz Global Investors Select Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$12,275,380	$—	$—	$12,275,380

Total Investment Securities	$12,275,380	$—	$—	$12,275,380

AZL Balanced Index Strategy Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$179,973,942	$—	$—	$179,973,942

Total Investment Securities	$179,973,942	$—	$—	$179,973,942

AZL Fusion Balanced Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$723,531,171	$12,734,653	(1)	$—	$736,265,824

Total Investment Securities	$723,531,171	$12,734,653		$—	$736,265,824

AZL Fusion Conservative Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$77,135,689	$—	$—	$77,135,689
Investment Company	418,764	—	—	418,764

Total Investment Securities	$77,554,453	$—	$—	$77,554,453

AZL Fusion Edge Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$4,473,738	$555,732	(2)	$—	$5,029,470
Investment Company	606	—		—	606

Total Investment Securities	$4,474,344	$555,732		$—	$5,030,076

AZL Fusion Growth Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$798,357,192	$21,458,471	(1)	$—	$819,815,663
Investment Company	121,039	—		—	121,039

Total Investment Securities	$798,478,231	$21,458,471		$—	$819,936,702

AZL Fusion Moderate Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$1,336,359,573	$27,357,356	(1)	$—	$1,363,716,929
Investment Company	373,192	—		—	373,192

Total Investment Securities	$1,336,732,765	$27,357,356		$—	$1,364,090,121

AZL Growth Index Strategy Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$273,728,617	$—	$—	$273,728,617
Investment Company	699,365	—	—	699,365

Total Investment Securities	$274,427,982	$—	$—	$274,427,982

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

(2)	Consists of the holding, AZL Dynamic Investment Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.
The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of September 30, 2010.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Brian Muench, President
Brian Muench, President
Date November 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Muench, President
Brian Muench, President
Date November 17, 2010

By (Signature and Title)*	/s/ Ty Edwards, Treasurer
Ty Edwards, Treasurer
Date November 17, 2010
* Print the name and title of each signing officer under his or her signature.